INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(12.00%)	7.00%	(4.00%)
International operations subject to different tax rates	0.00%	(26.00%)	1.00%
Taxable income attributable to non-controlling interests	(20.00%)	12.00%	(14.00%)
Recognition of deferred tax assets	(9.00%)	570.00%	(9.00%)
Non-recognition of the benefit of current year’s tax losses	3.00%	(142.00%)	5.00%
Change in tax rates and imposition of new legislation	0.00%	62.00%	0.00%
Non-deductible expenses and other	10.00%	(106.00%)	2.00%
Effective income tax rate	(1.00%)	404.00%	8.00%